SHARE-BASED COMPENSATION PLAN - Phantom Stock Options Outstanding (Details) - PSO	Dec. 31, 2022 BRL (R$) EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments
SHARE-BASED COMPENSATION PLAN
Quantity of outstanding options granted	7,583,185	5,415,754	5,772,356	5,996,437
Deferral 2018 | Exercise date March 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 41.10
Quantity of outstanding options granted	74,101
Deferral 2020 | Exercise date March 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 57.88
Quantity of outstanding options granted	280,408
Deferral 2020 | Exercise date March 3, 2025
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 57.88
Quantity of outstanding options granted	280,408
Deferral 2021 36 | Exercise date March 1, 2025
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 56.52
Quantity of outstanding options granted	675,021
Deferral 2021 48 | Exercise date March 1, 2026
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 56.52
Quantity of outstanding options granted	164,951
ILP - Retention 2020 - 36 Oct | Exercise date October 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.79
Quantity of outstanding options granted	33,289
ILP - Retention 2021 - 36 Oct | Exercise date October 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 58.05
Quantity of outstanding options granted	2,524
ILP 2019 - 48 H | Exercise date March 25, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.19
Quantity of outstanding options granted	7,857
ILP 2019 - 48 Oct | Exercise date October 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 31.75
Quantity of outstanding options granted	12,258
ILP 2020 - 36 Apr | Exercise date April 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	46,531
ILP 2020 - 48 Condition A | Exercise date April 30, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.34
Quantity of outstanding options granted	623,380
ILP 2020 - 48 Condition B | Exercise date April 30, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.34
Quantity of outstanding options granted	133,581
ILP 2020 - 48 Condition C | Exercise date April 30, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.34
Quantity of outstanding options granted	133,581
ILP 2021 - 24 | Exercise date March 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 56.10
Quantity of outstanding options granted	6,285
ILP 2021 - 36 | Exercise date March 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 56.10
Quantity of outstanding options granted	6,285
ILP 2021 - Apr.23_24 | Exercise date April 3, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 54.81
Quantity of outstanding options granted	10,511
ILP 2021 - Apr.23_24 | Exercise date April 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 54.81
Quantity of outstanding options granted	10,511
ILP 2021 - 24 May | Exercise date May 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 67.91
Quantity of outstanding options granted	654
ILP 2021 - 36 Apr | Exercise date April 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 64.12
Quantity of outstanding options granted	220,007
ILP 2021 - 36 May | Exercise date May 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 67.91
Quantity of outstanding options granted	1,177
ILP 2021 - 48 | Exercise date April 1, 2025
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 64.12
Quantity of outstanding options granted	220,007
ILP Hiring/Retention Bonus 2020 - 36 Oct | Exercise date October 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 43.14
Quantity of outstanding options granted	7,285
ILP Retention 2020 - Premium | Exercise date October 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 43.14
Quantity of outstanding options granted	4,796
ILP Retention 2021 - August | Exercise date August 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 63.73
Quantity of outstanding options granted	3,969
ILP Retention 2021 - July | Exercise date July 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 67.72
Quantity of outstanding options granted	8,516
PLUS 2019 | Exercise date April 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.81
Quantity of outstanding options granted	5,705
SAR 2018 | Exercise date April 2, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 21.45
Quantity of outstanding options granted	4,511
SAR 2019 | Exercise date April 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.81
Quantity of outstanding options granted	153,725
SAR 2020 | Exercise date April 1, 2025
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	661,714
SAR 2021 | Exercise date April 1, 2026
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 64.12
Quantity of outstanding options granted	747,249
SAR 2022 | Exercise date April 1, 2027
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 58.64
Quantity of outstanding options granted	1,775,750
ILP Retention 2022 | Exercise date June 2, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 55.43
Quantity of outstanding options granted	1,866
ILP Retention 2022 | Exercise date April 1, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 58.64
Quantity of outstanding options granted	13,238
ILP Retention 2022 | Exercise date June 2, 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 55.43
Quantity of outstanding options granted	1,866
ILP Retention 2022 | Exercise date January 17, 2025
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 55.18
Quantity of outstanding options granted	22,700
ILP Retention 2022 | Exercise date April 1, 2025
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 58.64
Quantity of outstanding options granted	29,490
ILP Retention 2022 | Exercise date June 2, 2025
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 55.43
Quantity of outstanding options granted	1,923
ILP Retention 2022 | Exercise date August 1, 2025
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 51.00
Quantity of outstanding options granted	3,832
ILP Retention 2022 | Exercise date January 17, 2026
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 55.18
Quantity of outstanding options granted	22,700
ILP Retention 2022 | Exercise date April 1, 2026
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 47.71
Quantity of outstanding options granted	148,687
ILP Retention 2022 | Exercise date January 17, 2027
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 55.18
Quantity of outstanding options granted	22,699
ILP Retention 2022 | Exercise date April 1, 2027
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 47.71
Quantity of outstanding options granted	43,918
ILP Retention 2022 - Executive | Exercise date April 1, 2025
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 58.64
Quantity of outstanding options granted	953,719